Document Control

Division of Investment Management

Securities and Exchange Commission

Office of Insurance Products

100 F Street, NE

Washington, DC 20549

Re: American Funds Insurance Series – Target Date Series

File No.002-86838 and No. 811-03857

Dear Sir or Madam:

On behalf of American Funds Insurance Series (the “Series”), we hereby file Post-Effective Amendment No. 102 under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 102 under the Investment Company Act of 1940 to the Series' Registration Statement on Form N-1A (such amendments, collectively, the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 of the 1933 Act due to the addition of six new funds to the American Funds Insurance Series: (1) American Funds IS 2065 Target Date Fund; (2) American Funds IS 2060 Target Date Fund; (3) American Funds IS 2055 Target Date Fund; (4) American Funds IS 2050 Target Date Fund; (5) American Funds IS 2045 Target Date Fund; and (6) American Funds IS 2040 Target Date Fund (collectively, the “New Funds”). We propose that the Registration Statement for the New Funds become effective on May 1, 2023, and undertake to file a subsequent Post-Effective Amendment pursuant to paragraph (b) of Rule 485 prior to May 1, 2023 in order to update certain data and exhibits for the New Funds.

If you have any questions about the enclosed, please telephone Josh Diggs at (213) 615-0047 or me at (213) 486-9447.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka